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2002 ANNUAL REPORT

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     JANUS ASPEN SMALL CAP VALUE PORTFOLIO

                                                                    [LOGO] JANUS

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TABLE OF CONTENTS

     JANUS ASPEN SERIES

          Small Cap Value Portfolio Letter ............................   1

          Schedule of Investments
            Small Cap Value Portfolio .................................   2

          Statement of Assets and Liabilities .........................   4

          Statement of Operations .....................................   5

          Statement of Changes in Net Assets ..........................   6

          Financial Highlights ........................................   7

          Notes to Schedule of Investments ............................   8

          Notes to Financial  Statements ..............................   9

          Report of Independent Accountants ...........................  12

          Explanations of Charts, Tables
            and Financial Statements ..................................  13

          Trustees and Officers .......................................  15

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JANUS ASPEN SMALL CAP VALUE PORTFOLIO

          Janus Aspen Small Cap Value Portfolio - Service Shares began investment operations on December 31, 2002, the last day of the fiscal period. The following statements reflect the results of the Portfolio's first day of operations.

                     Janus Aspen Small Cap Value Portfolio  December 31, 2002  1

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JANUS ASPEN SMALL CAP VALUE PORTFOLIO

Schedule of Investments

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 97.6%
Agricultural Operations - 2.1%
         521    Delta and Pine Land Co. .....................     $       10,634

Apparel Manufacturers - 1.5%
         678    Nautica Enterprises, Inc.* ..................              7,533

Applications Software - 0.8%
         371    Rational Software Corp.* ....................              3,855

Building and Construction - 0.6%
         210    Dycom Industries, Inc.* .....................              2,782

Building Products - Lighting Fixtures - 1.1%
         173    Genlyte Group, Inc.* ........................              5,391

Capacitators - 0.6%
         360    KEMET Corp.* ................................              3,146

Cellular Telecommunications - 1.3%
         519    Boston Communications Group, Inc.* ..........              6,596

Chemicals - Specialty - 3.1%
         356    Cabot Corp. .................................              9,448
         484    Symyx Technologies, Inc.* ...................              6,094

                                                                          15,542

Collectibles - 1.4%
         492    Racing Champions Corp.* .....................              6,716

Commercial Banks - 24.2%
         260    1st Source Corp. ............................              4,355
         160    BancFirst Corp. .............................              7,520
         158    BancorpSouth, Inc. ..........................              3,068
         339    Bank of Granite Corp. .......................              5,932
         264    Camden National Corp. .......................              6,389
         242    CCBT Financial Companies, Inc. ..............              6,215
         202    Community Bank System, Inc. .................              6,333
          62    First Citizens BancShares, Inc. .............              5,989
         504    First Commonwealth Financial Corp. ..........              5,796
         139    First Financial Corp. .......................              6,760
         312    First of Long Island Corp. ..................             11,388
         311    Nara Bancorp, Inc. ..........................              6,425
         203    Omega Financial Corp. .......................              7,278
         139    Peoples Bancorp, Inc. .......................              3,558
         147    Silicon Valley Bancshares* ..................              2,683
         305    Simmons First National Corp. ................             11,178
         301    TriCo Bancshares ............................              7,405
         145    UMB Financial Corp. .........................              5,548
         330    Washington Trust Bancorp, Inc. ..............              6,445

                                                                         120,265

Commercial Services - 0.2%
         124    Plexus Corp.* ...............................              1,089

Computers - Integrated Systems - 1.5%
         199    Kronos, Inc.* ...............................              7,361

Data Processing and Management - 0.9%
         146    American Management Systems, Inc.* ..........              1,751
         184    Documentum, Inc.* ...........................              2,881

                                                                           4,632

Decision Support Software - 0.9%
         182    NetIQ Corp.* ................................              2,248
         565    Wind River Systems, Inc.* ...................              2,316

                                                                           4,564

Distribution and Wholesale - 1.5%
         250    United Stationers, Inc.* ....................              7,200

Electronic Components - Semiconductors - 0.6%
         197    Zoran Corp.* ................................     $        2,772

Enterprise Software and Service - 2.4%
         111    Hyperion Solutions Corp.* ...................              2,849
         668    Sybase, Inc.* ...............................              8,951

                                                                          11,800

Food - Retail - 3.0%
         582    Ruddick Corp. ...............................              7,968
         223    Weis Markets, Inc. ..........................              6,924

                                                                          14,892

Footwear and Related Apparel - 0.6%
         545    Vans, Inc.* .................................              3,096

Gas - Distribution - 1.3%
         136    Atmos Energy Corp. ..........................              3,171
          89    Piedmont Natural Gas Company, Inc. ..........              3,146

                                                                           6,317

Human Resources - 1.1%
         837    Spherion Corp.* .............................              5,608

Machinery - General Industrial - 3.0%
         512    Applied Industrial Technologies, Inc. .......              9,677
         368    Stewart & Stevenson Services, Inc. ..........              5,203

                                                                          14,880

Machinery - Pumps - 1.1%
         125    Tecumseh Products Co. - Class A .............              5,516

Medical - HMO - 1.3%
         208    Amerigroup Corp. ............................              6,304

Medical Instruments - 1.0%
         199    Datascope Corp. .............................              4,935

Medical Products - 1.2%
         239    Cooper Companies, Inc. ......................              5,980

Metal Processors and Fabricators - 1.0%
         310    CIRCOR International, Inc. ..................              4,929

Motion Pictures and Services - 1.4%
       1,589    Zomax, Inc.* ................................              6,753

Networking Products - 0.5%
         695    Extreme Networks, Inc.* .....................              2,273

Non-Ferrous Metals - 1.6%
         778    RTI International Metals, Inc.* .............              7,858

Office Furnishings - 1.3%
         221    HON Industries, Inc. ........................              6,250

Oil - Field Services - 1.0%
         228    Tetra Technologies, Inc.* ...................              4,872

Oil and Gas Drilling - 0.9%
         145    Atwood Oceanics, Inc.* ......................              4,364

Pipelines - 1.7%
          97    El Paso Energy Partners L.P. ................              2,700
         101    TEPPCO Partners L.P. ........................              2,803
          94    Williams Energy Partners L.P. ...............              3,050

                                                                           8,553

Printing - Commercial - 1.5%
         625    Bowne & Company, Inc. .......................              7,469

Real Estate Investment Trusts - Apartments - 0.5%
          66    Home Properties of New York, Inc. ...........              2,274

See Notes to Schedule of Investments and Financial Statements.

2  Janus Aspen Small Cap Value Portfolio  December 31, 2002
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Schedule of Investments

Shares or Principal Amount                                         Market Value
================================================================================
Real Estate Investment Trusts - Health Care - 1.6%
         159    National Health Investors, Inc. .............     $        2,557
         538    Windrose Medical Properties Trust ...........              5,541

                                                                           8,098

Real Estate Investment Trusts - Manufactured Homes - 1.1%
         184    Manufactured Home Communities, Inc. .........              5,452

Real Estate Investment Trusts - Office Property - 2.3%
         137    Alexandria Real Estate Equities, Inc. .......              5,836
         221    Cousins Properties, Inc. ....................              5,459

                                                                          11,295

Real Estate Investment Trusts - Outlet Centers - 0.8%
         118    Chelsea Property Group, Inc. ................              3,931

Real Estate Investment Trusts - Shopping Centers - 0.6%
         254    IRT Property Co. ............................              3,015

Real Estate Investment Trusts - Storage - 0.8%
         130    Shurgard Storage Centers, Inc. ..............              4,074

Real Estate Investment Trusts - Warehouse and Industrial - 0.8%
         146    AMB Property Corp.* .........................              3,995

Retail - Automobile - 1.1%
         220    Group 1 Automotive, Inc.* ...................              5,254

Retail - Jewelry - 1.1%
         170    Zale Corp.* .................................              5,423

Retail - Video Rental - 1.0%
         399    Movie Gallery, Inc.* ........................              5,187

Savings/Loan/Thrifts - 7.3%
         212    First Defiance Financial Corp. ..............              4,007
         239    FirstFed Financial Corp.* ...................              6,919
         253    Parkvale Financial Corp. ....................              5,834
         462    Provident Financial Holdings, Inc. ..........             12,234
         223    WSFS Financial Corp. ........................              7,352

                                                                          36,346

Semiconductor Components/Integrated Circuits - 0.6%
         163    Marvell Technology Group, Ltd.* .............     $        3,074

Semiconductor Equipment - 1.5%
         171    DuPont Photomasks, Inc.* ....................              3,976
         325    Lam Research Corp.* .........................              3,510

                                                                           7,486

Steel Pipe and Tube - 1.0%
         397    Maverick Tube Corp.* ........................              5,173

Telecommunication Equipment - 1.0%
         413    Scientific-Atlanta, Inc. ....................              4,898

Telecommunication Equipment - Fiber Optics - 0.8%
       3,844    Optical Communication Products, Inc.* .......              4,151

Telecommunication Services - 1.0%
         840    Lightbridge, Inc.* ..........................              5,166

Tobacco - 1.2%
         157    Universal Corp. .............................              5,803

Water - 1.8%
         389    American States Water Co. ...................              9,005

Wireless Equipment - 0.5%
         333    RF Micro Devices, Inc.* .....................              2,441
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Total Common Stock (cost $488,253) ..........................            484,268
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Total Investments (total cost $488,253) - 97.6% .............            484,268
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Cash, Receivables and Other Assets, net of Liabilities - 2.4%             11,747
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Net Assets - 100% ...........................................     $      496,015
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Summary of Investments by Country, December 31, 2002

Country                        % of Investment Securities           Market Value
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Bermuda                                              0.6%         $        3,074
United States                                       99.4%                481,194
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Total                                              100.0%         $      484,268

See Notes to Schedule of Investments and Financial Statements.

                     Janus Aspen Small Cap Value Portfolio  December 31, 2002  3
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STATEMENT OF ASSETS AND LIABILITIES

                                                                     Janus Aspen
                                                                      Small Cap
                                                                        Value
As of December 31, 2002                                               Portfolio

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Assets:
  Investments at cost                                                 $  488,253

  Investments at value                                                $  484,268
    Cash                                                                 500,000
    Receivables:
      Investments sold                                                        --
      Portfolio shares sold                                                   --
      Dividends                                                               --
      Interest                                                                --
    Other assets                                                              --
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Total Assets                                                             984,268
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Liabilities:
    Payables:
      Investments purchased                                              488,253
      Portfolio shares repurchased                                            --
      Advisory fees                                                           --
    Accrued expenses                                                          --
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Total Liabilities                                                        488,253
Net Assets                                                            $  496,015
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  Shares Outstanding, $0.001 Par Value
   (unlimited shares authorized)                                          50,000
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  Net Asset Value Per Share                                           $     9.92
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See Notes to Financial Statements.

4  Janus Aspen Small Cap Value Portfolio  December 31, 2002
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STATEMENT OF OPERATIONS

                                                                    Janus Aspen
                                                                     Small Cap
                                                                       Value
For the period ended December 31, 2002                              Portfolio(1)

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Investment Income:
  Interest                                                            $       --
  Dividends                                                                   --
  Foreign tax withheld                                                        --
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Total Investment Income                                                       --
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Expenses:
  Advisory fees                                                               --
  Transfer agent expenses                                                     --
  Registration fees                                                           --
  System fees                                                                 --
  Custodian fees                                                              --
  Insurance expense                                                           --
  Audit fees                                                                  --
  Distribution fees - Service Shares                                          --
  Other expenses                                                              --
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Total Expenses                                                                --
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Expense and Fee Offsets                                                       --
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Net Expenses                                                                  --
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Excess Expense Reimbursement                                                  --
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Net Expenses After Reimbursement                                              --
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Net Investment Income/(Loss)                                                  --
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Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                       --
  Net realized gain/(loss) from foreign currency transactions                 --
  Change in net unrealized appreciation/(depreciation) of
    investments and foreign currency translations                        (3,985)
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Net Realized and Unrealized Gain/(Loss) on Investments                   (3,985)
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Net Increase/(Decrease) in Net Assets Resulting from Operations       $  (3,985)
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(1) Portfolio commenced operations on December 31, 2002 (inception date).

See Notes to Financial Statements.

                     Janus Aspen Small Cap Value Portfolio  December 31, 2002  5
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STATEMENT OF CHANGES IN NET ASSETS

                                                                   Janus Aspen
                                                                 Small Cap Value
                                                                    Portfolio
For the period ended December 31                                     2002(1)
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Operations:
  Net investment income/(loss)                                        $       --
  Net realized gain/(loss) from investment transactions
    and foreign currency transactions                                         --
  Change in unrealized net appreciation/(depreciation) of
    investments and foreign currency translations                        (3,985)
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Net Increase/(Decrease) in Net Assets Resulting from Operations          (3,985)
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Dividends and Distributions to Shareholders:
  Net investment income*                                                      --
  Net realized gain from investment transactions*                             --
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Net Decrease from Dividends and Distributions                                 --
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Capital Share Transactions:
  Shares sold                                                            500,000
  Reinvested dividends and distributions                                      --
  Shares repurchased                                                          --
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Net Increase/(Decrease) from Capital Share Transactions                  500,000
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Net Increase/(Decrease) in Net Assets                                    496,015
Net Assets:
  Beginning of period                                                         --
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  End of period                                                       $  496,015
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Net Assets Consist of:
  Capital (par value and paid-in surplus)*                            $  500,000
  Undistributed net investment income/(loss)*                                 --
  Undistributed net realized gain/(loss) from investments*                    --
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                                    (3,985)
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Total Net Assets                                                      $  496,015
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Transactions in Portfolio Shares
  Shares sold                                                             50,000
  Reinvested dividends and distributions                                      --
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Total                                                                     50,000
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  Shares Repurchased                                                          --
Net Increase/(Decrease) in Portfolio Shares                               50,000
Shares Outstanding, Beginning of Period                                       --
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Shares Outstanding, End of Period                                         50,000
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Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                             $  488,253
  Proceeds from sales of securities                                           --
  Purchases of long-term U.S. government obligations                          --
  Proceeds from sales of long-term U.S. government obligations                --

*See Note 3 in Notes to Financial Statements.
(1) Portfolio commenced operations on December 31, 2002 (inception date).

See Notes to Financial Statements.

6  Janus Aspen Small Cap Value Portfolio  December 31, 2002
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FINANCIAL HIGHLIGHTS

For a share outstanding during the         Janus Aspen Small Cap Value Portfolio
period ended December 31                                  2002(1)

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Net Asset Value, Beginning of Period                      $  10.00
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Income from Investment Operations:
  Net investment income/(loss)                                  --
  Net gain/(loss) on securities
   (both realized and unrealized)                            (.08)
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Total from Investment Operations                             (.08)
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Less Distributions:
  Dividends (from net investment income)*                       --
  Distributions (from capital gains)*                           --
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Total Distributions                                             --
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Net Asset Value, End of Period                            $   9.92
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Total Return**                                             (0.80)%
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Net Assets, End of Period (in thousands)                  $    496
Average Net Assets for the Period (in thousands)          $     --
Ratio of Gross Expenses to Average Net Assets***               N/A
Ratio of Net Expenses to Average Net Assets***                 N/A
Ratio of Net Investment Income
  to Average Net Assets***                                     N/A
Portfolio Turnover Rate***                                      0%

  * See Note 3 in Notes to Financial Statements.
 ** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) Portfolio commenced operations on December 31, 2002 (inception date).

See Notes to Financial Statements.

                     Janus Aspen Small Cap Value Portfolio  December 31, 2002  7
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NOTES TO SCHEDULE OF INVESTMENTS


* Non-income-producing security

8  Janus Aspen Small Cap Value Portfolio  December 31, 2002
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NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of the Portfolio and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Portfolio operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Series (the "Trust") was organized as a Delaware Trust on May 20, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. Janus Aspen Small Cap Value Portfolio (the "Portfolio") is one of the eighteen portfolios of the Trust.

The Portfolio invests primarily in equity securities. The Portfolio is classified as diversified as defined in the 1940 Act. The Portfolio currently offers one class of shares. The Service Shares are issued and redeemed only in connection with investments in and payments under variable insurance contracts, as well as certain qualified retirement plans.

Janus Capital Management LLC ("Janus Capital") invested $500,000 in initial seed capital on December 31, 2002 for the Portfolio.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Trustees. Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principle markets and the time the net asset value (NAV) is determined, securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolio's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Portfolio may enter into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

                     Janus Aspen Small Cap Value Portfolio  December 31, 2002  9
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NOTES TO FINANCIAL STATEMENTS (continued)

The Portfolio may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest-rate swaps and swap-related products. The Portfolio intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security that the Portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS
The Portfolio makes at least semiannual distributions of substantially all of its investment income and at least an annual distribution of its net realized capital gains, if any. The majority of dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Portfolio intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.   INVESTMENT ADVISORY AGREEMENTS AND OTHER
     TRANSACTIONS WITH AFFILIATES

Janus Capital serves as the investment adviser to the Portfolio. The Portfolio is subadvised by Bay Isle Financial LLC ("Bay Isle") a wholly owned subsidiary of Janus Capital. The Portfolio is subject to advisory fees payable to Janus Capital based upon an annual rate of .75% of average net assets. Janus Capital pays Bay Isle a subadvisory fee from its management fee for managing the Portfolio.

Janus Capital has agreed to reduce its fee to the extent normal operating expenses exceed 1.35% of the average net assets of the Portfolio. The fee waiver will be in effect until at least the next annual renewal of the advisory agreement.

10  Janus Aspen Small Cap Value Portfolio  December 31, 2002

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Janus Services LLC ("Janus Services"), a wholly owned subsidiary of Janus
Capital, receives certain out-of-pocket expenses for transfer agent services.

Janus Services may receive a fee at an annual rate of up to 0.10% of the average daily net assets of the Portfolio to compensate Janus Services for providing, or arranging for the provision of record keeping, sub-accounting, and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

Certain officers and trustees of the Portfolio may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolio.

Janus Distributors LLC, a wholly owned subsidiary of Janus Capital, is a distributor of the Portfolio. The Service Shares have adopted a Distribution and Shareholder Servicing Plan (the "Plans") pursuant to Rule 12b-1 under The 1940 Act. The Plans authorize payments by the Portfolio in connection with the distribution of the Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to .25% of the Service Share's average daily net assets.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Portfolios. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses.

3.   FEDERAL INCOME TAX

The tax components of capital represent: (1) distribution requirements the portfolios must satisfy under the income tax regulations, (2) losses or deductions the portfolios may be able to offset against income and gains realized in future years, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

4.   EXPENSES

The Portfolios' expenses may be reduced through expense reduction arrangements. Those arrangements include the use of broker commissions paid to DST Securities, Inc. and uninvested cash balances earning interest with the Portfolios' custodian. The Statements of Operations reflect the total expenses before any offset, the amount of the offset and the net expenses. The expense ratios listed in the Financial Highlights reflect expenses prior to any expense offset (gross expense ratio) and after expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers.

                    Janus Aspen Small Cap Value Portfolio  December 31, 2002  11

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REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders
of Janus Aspen Series

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Janus Aspen Small Cap Value Portfolio (one of the portfolios of Janus Aspen Series, hereafter referred to as the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the one day ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002, by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provides a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Denver, Colorado
February 6, 2003

12  Janus Aspen Small Cap Value Portfolio  December 31, 2002

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EXPLANATIONS OF CHARTS, TABLES AND FINANCIAL STATEMENTS
(unaudited)

1.   SCHEDULE OF INVESTMENTS

The Schedule of Investments reports the industry concentrations and types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

The Portfolio also provides a summary of investments by country. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country.

2.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

The Portfolio's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio's liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last section of this statement reports the net asset value (NAV) per share on the last day of the reporting period for the Portfolio. The NAV is calculated by dividing the Portfolio's net assets (assets minus liabilities) by the number of shares outstanding.

3.   STATEMENT OF OPERATIONS

This statement details the Portfolio's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolio, including the advisory fee paid to the investment adviser.

The last section lists the increase or decrease in the value of securities held in the Portfolio. The Portfolio realized a gain (or loss) when they sell their position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

4.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolio's net assets during the reporting period. Changes in the Portfolio's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio's investment performance. The Portfolio's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolio's net assets will not be affected. If you compare each Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on each Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolio through purchases or withdrawal via redemptions. The Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from a Portfolio.

The section entitled "Net Assets Consist of" breaks down the components of the Portfolio's net assets. Because the Portfolio must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

                    Janus Aspen Small Cap Value Portfolio  December 31, 2002  13

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EXPLANATIONS OF CHARTS, TABLES AND FINANCIAL STATEMENTS
(unaudited) (continued)

5.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the net asset value (NAV) for current and past reporting periods for the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolio. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

The next line reflects the total return reported the last day of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period.

The Portfolio's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Portfolio during the reporting period. Don't confuse this ratio with a Portfolio's yield. The net investment income ratio is not a true measure of a Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire Portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the Portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the Portfolio is sold every six months.

14  Janus Aspen Small Cap Value Portfolio  December 31, 2002

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TRUSTEES AND OFFICERS (unaudited)

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Adviser Series. Collectively, these three registered investment companies consist of 59 series or funds.

The Portfolio's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund and Janus Adviser Series.

TRUSTEES

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                    in Fund
                                                                                                    Complex
                         Positions Held          Length of       Principal Occupations              Overseen     Other Directorships
Name, Age and Address    with Portfolio          Time Served     During the Past Five Years         by Trustee   Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
Thomas H. Bailey*        Chairman and Trustee    5/93-Present    Formerly, President (1978-2002)        59       N/A
100 Fillmore Street                                              and Chief Executive Officer (1994-
Denver, CO 80206                                                 2002) of Janus Capital or Janus
Age 65                                                           Capital Corporation; President and
                                                                 Director (1994-2002) of the Janus
                                                                 Foundation. Chairman and Director
                                                                 (1978-2002) of Janus Capital
                                                                 Corporation; and Director (1997-
                                                                 2001) of Janus Distributors Inc.
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

William F. McCalpin      Trustee                 6/02-Present    Executive Vice President and Chief     59       Founding Director
100 Fillmore Street                                              Operating Officer of the Rockefeller            and Board Chair,
Denver, CO 80206                                                 Brothers Fund (a private family                 Solar Development
Age 45                                                           foundation). Formerly, Director                 Foundation; Trustee
                                                                 of Investments (1991-1998) of                   and Vice President,
                                                                 the John D. and Catherine T.                    Asian Cultural
                                                                 MacArthur Foundation (a private                 Council.
                                                                 family foundation).

John W. McCarter, Jr.    Trustee                 6/02-Present    President and Chief Executive          59       Chairman of the
100 Fillmore Street                                              Officer of the Field Museum of                  Board, Divergence
Denver, CO 80206                                                 Natural History. Formerly, Senior               LLC; Director of
Age 64                                                           Vice President (1987-1997) of                   A.M. Castle & Co.,
                                                                 Booz-Allen & Hamilton, Inc.                     Harris Insight
                                                                 (a management consulting firm).                 Funds, W.W.
                                                                                                                 Grainger Inc.;
                                                                                                                 Trustee of WTTW
                                                                                                                 (Chicago public
                                                                                                                 television
                                                                                                                 station), the
                                                                                                                 University of
                                                                                                                 Chicago and Chicago
                                                                                                                 Public Education
                                                                                                                 Fund.

Dennis B. Mullen         Trustee                 9/93-Present    Private Investor. Formerly             59       Board member, Red
100 Fillmore Street                                              (1997-1998) Chief Financial                     Robin Gourmet
Denver, CO 80206                                                 Officer - Boston Market Concepts,               Burgers, Inc.
Age 59                                                           Boston Chicken, Inc., Golden, CO
                                                                 (a restaurant chain)
------------------------------------------------------------------------------------------------------------------------------------

*The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

                    Janus Aspen Small Cap Value Portfolio  December 31, 2002  15

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--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (unaduited)(continued)

TRUSTEES (CONT.)

                                                                                                    Number of
                                                                                                    Portfolios
                                                                                                    in Fund
                                                                                                    Complex
                         Positions Held          Length of       Principal Occupations              Overseen     Other Directorships
Name, Age and Address    with Portfolio          Time Served     During the Past Five Years         by Trustee   Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (cont.)
James T. Rothe           Trustee                 1/97-Present    Professor of Business, University      59       Director of Optika,
100 Fillmore Street                                              of Colorado, Colorado Springs.                  Inc. and NeoCore
Denver, CO 80206                                                 Formerly, Distinguished Visiting                Corp.
Age 59                                                           Professor of Business (2001-2002),
                                                                 Thunderbird (American Graduate
                                                                 School of International Management),
                                                                 Phoenix, AZ; and Principal (1999)
                                                                 of Phillips-Smith Retail Group,
                                                                 Colorado Springs, CO (a venture
                                                                 capital firm).

William D. Stewart       Trustee                 9/93-Present    Corporate Vice President and           59       N/A
100 Fillmore Street                                              General Manager of MKS
Denver, CO 80206                                                 Instruments - HPS Products,
Age 58                                                           Boulder, CO (a manufacturer of
                                                                 vacuum fittings and valves)

Martin H. Waldinger      Trustee                 9/93-Present    Consultant                             59       N/A
100 Fillmore Street
Denver, CO 80206
Age 64
------------------------------------------------------------------------------------------------------------------------------------

16  Janus Aspen Small Cap Value Portfolio  December 31, 2002

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--------------------------------------------------------------------------------

OFFICERS

                                                                       Term of Office**
                                                                       and Length of       Principal Occupations
Name, Age and Address    Positions Held with Portfolio                 Time Served         During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Thomas A. Early*         Vice President and General Counsel            3/98-Present        Vice President, General Counsel, Chief
100 Fillmore Street                                                                        Corporate Affairs Officer, Secretary and
Denver, CO 80206                                                                           Interim Director of Janus Capital;
Age 48                                                                                     Vice President, General Counsel and
                                                                                           Secretary of Janus Services LLC, Janus
                                                                                           Capital International LLC and Janus
                                                                                           Institutional Services LLC; Vice
                                                                                           President, General Counsel and Director
                                                                                           to Janus International (Asia) Limited
                                                                                           and Janus International Limited; Vice
                                                                                           President, General Counsel and Secretary
                                                                                           to Janus Distributors LLC and the Janus
                                                                                           Foundation; and Director for Janus
                                                                                           Capital Trust Manager Limited, Janus
                                                                                           World Protected Funds and Janus World
                                                                                           Funds. Formerly, Director (2001) of
                                                                                           Janus Distributors, Inc. and Janus
                                                                                           Services, Inc.; Vice President, General
                                                                                           Counsel, secretary and Director
                                                                                           (2000-2002) of Janus International
                                                                                           Holding, Inc.; Executive Vice President
                                                                                           and General Counsel (1997-1998) of
                                                                                           Prudential Investments Fund Management
                                                                                           LLC; and Vice President and General
                                                                                           Counsel (1994-1997) of Prudential
                                                                                           Retirement Services.

Anita E. Falicia*        Vice President, Chief Financial Officer       10/02-Present       Vice President of Investment Accounting
100 Fillmore Street      Treasurer and Principal                                           of Janus Capital. Formerly, Assistant
Denver, CO 80206         Accounting Officer                                                Vice President (2000-2002) of Invest-
Age 34                                                                                     ment Accounting of Janus Capital or
                                                                                           Janus Capital Corporation; Director
                                                                                           (1999-2000) of Investment Accounting of
                                                                                           Janus Capital Corporation; and Director
                                                                                           (1997-1999) of Fund Accounting of Janus
                                                                                           Capital Corporation.

Bonnie M. Howe*          Vice President                                12/99-Present       Vice President and Assistant General
100 Fillmore Street                                                                        Counsel to Janus Capital, Janus
Denver, CO 80206                                                                           Distributors LLC and Janus Services LLC.
Age 37                                                                                     Formerly, Assistant Vice President
                                                                                           (1997-1999) and Associate Counsel
                                                                                           (1995-1999) for Janus Capital
                                                                                           Corporation and Assistant Vice President
                                                                                           (1998-2000) for Janus Service
                                                                                           Corporation.

Kelley Abbott Howes*     Vice President and Secretary                  12/99-Present       Vice President of Domestic Funds and
100 Fillmore Street                                                                        Assistant General Counsel of Janus
Denver, CO 80206                                                                           Capital; Vice President and Assistant
Age 37                                                                                     General Counsel of Janus Distributors
                                                                                           LLC and Janus Services LLC. Formerly,
                                                                                           Assistant Vice President (1997-1999) of
                                                                                           Janus Capital Corporation; Chief
                                                                                           Compliance Officer, Director and
                                                                                           President (1997-1999) of Janus
                                                                                           Distributors, Inc.; and Assistant Vice
                                                                                           President (1998-2000) of Janus Service,
                                                                                           Corp.
------------------------------------------------------------------------------------------------------------------------------------

*"Interested person" of the Trust by virtue of positions with Janus Capital. **Officers are elected annually by the Trustees for a one-year term.

                    Janus Aspen Small Cap Value Portfolio  December 31, 2002  17

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--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (unaduited)(continued)

                                                                       Term of Office**
                                                                       and Length of       Principal Occupations
Name, Age and Address    Positions Held with Portfolio                 Time Served         During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
David R. Kowalski*       Vice President                                6/02-Present        Vice President and Chief Compliance
100 Fillmore  Street                                                                       Officer of Janus  Capital and Janus
Denver, CO 80206                                                                           Distributors LLC; and Assistant Vice
Age 45                                                                                     President of Janus Services LLC.
                                                                                           Formerly, Senior Vice President and
                                                                                           Director (1985-2000) of Mutual Fund
                                                                                           Compliance for Van Kampen Funds.

Loren M. Starr*          Vice President and Chief Executive Officer    9/02-Present        Vice President, Chief Financial Officer
100 Fillmore Street                                                                        and Interim Director of Janus Capital;
Denver, CO 80206                                                                           Vice President, Treasurer and Chief
Age 41                                                                                     Financial Officer of Janus Services LLC
                                                                                           and Janus International Limited; Vice
                                                                                           President of, Treasurer and Chief
                                                                                           Financial Officer of Janus Distributors
                                                                                           LLC, Janus Capital International LLC and
                                                                                           Janus Institutional Services LLC; and
                                                                                           Director of Janus Capital Trust Manager
                                                                                           Limited; Janus World Principal Protected
                                                                                           Funds and Janus World Funds. Formerly,
                                                                                           Vice President of Finance, Treasurer,
                                                                                           CFO (2001-2002) and Director (2002) for
                                                                                           Janus International Holding, Inc.;
                                                                                           Managing Director, Treasurer and Head of
                                                                                           Corporate Finance and Reporting
                                                                                           (1998-2001) for Putnam Investments; and
                                                                                           Senior Vice President of Financial
                                                                                           Planning and Analysis (1996-1998) for
                                                                                           Lehman Brothers, Inc.

Heidi J. Walter*         Vice President                                4/00-Present        Vice President and Assistant General
100 Fillmore Street                                                                        Counsel to Janus Capital and Janus
Denver, CO 80206                                                                           Services LLC. Formerly, Vice President
Age 35                                                                                     and Senior Legal Counsel (1995-1999)
                                                                                           for Stein Roe & Farnham, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*"Interested person" of the Trust by virtue of positions with Janus Capital. **Officers are elected annually by the Trustees for a one-year term.

18  Janus Aspen Small Cap Value Portfolio  December 31, 2002

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NOTES

                    Janus Aspen Small Cap Value Portfolio  December 31, 2002  19

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NOTES

20  Janus Aspen Small Cap Value Portfolio  December 31, 2002

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NOTES

                    Janus Aspen Small Cap Value Portfolio  December 31, 2002  21

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-504-4440

                                                                 109-24-000 2/03

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